Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31	December 31
	2018	2017
Business and savings accounts	$14,872	$62,830
Guaranteed Investment Certificates	-	4,328
Total	$14,872	$67,158